Document And Entity Information	Aug. 12, 2026
Document Information Line Items
Entity Central Index Key	0002145409
Document Type	S-1/A
Entity Registrant Name	GX Acquisition Corp. III/Cayman
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Amendment-1